STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Automobiles & Components - .4%
General Motors Co.	9,484		312,688
Banks - 2.4%
JPMorgan Chase & Co.	11,461		1,662,074
U.S. Bancorp	14,255		471,270
			2,133,344
Capital Goods - 5.4%
AMETEK, Inc.	5,996		885,969
Eaton Corp. PLC	2,329		496,729
Howmet Aerospace, Inc.	15,959		738,104
Ingersoll Rand, Inc.	12,357		787,388
L3Harris Technologies, Inc.	1,548		269,538
Northrop Grumman Corp.	1,954		860,131
Trane Technologies PLC	4,174		846,946
			4,884,805
Commercial & Professional Services - 1.1%
Cintas Corp.	1,281		616,174
Waste Connections, Inc.	2,697		362,207
			978,381
Consumer Discretionary Distribution - 5.2%
Amazon.com, Inc.	31,520	[a]	4,006,822
Chewy, Inc., Cl. A	8,969	[a,b]	163,774
Farfetch Ltd., Cl. A	10,453	[a,b]	21,847
RH	1,057	[a]	279,429
Ross Stores, Inc.	2,063		233,016
			4,704,888
Consumer Durables & Apparel - .9%
Hasbro, Inc.	5,387		356,296
Lululemon Athletica, Inc.	787	[a]	303,475
Peloton Interactive, Inc., Cl. A	29,487	[a]	148,909
			808,680
Consumer Services - 2.7%
International Game Technology PLC	37,870		1,148,218
Las Vegas Sands Corp.	14,456		662,663
Planet Fitness, Inc., Cl. A	5,567	[a]	273,785
Restaurant Brands International, Inc.	5,292		352,553
			2,437,219
Energy - 9.0%
ConocoPhillips	2,624		314,355
EQT Corp.	44,806		1,818,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Energy - 9.0% (continued)
Exxon Mobil Corp.	9,005		1,058,808
Hess Corp.	4,900		749,700
Marathon Petroleum Corp.	4,121		623,672
Occidental Petroleum Corp.	14,424		935,829
Pioneer Natural Resources Co.	1,820		417,781
Schlumberger NV	25,364		1,478,721
Shell PLC, ADR	11,441		736,572
			8,133,666
Financial Services - 7.6%
Ameriprise Financial, Inc.	623		205,391
Ares Management Corp., Cl. A	7,545		776,154
Berkshire Hathaway, Inc., Cl. B	5,452	[a]	1,909,836
Block, Inc.	15,665	[a]	693,333
CME Group, Inc.	6,059		1,213,133
LPL Financial Holdings, Inc.	1,797		427,057
Morgan Stanley	4,828		394,303
The Charles Schwab Corp.	3,827		210,102
The Goldman Sachs Group, Inc.	1,215		393,138
Voya Financial, Inc.	9,253		614,862
			6,837,309
Food, Beverage & Tobacco - .4%
Bunge Ltd.	3,357		363,395
Health Care Equipment & Services - 8.4%
Alcon, Inc.	2,775		213,842
Align Technology, Inc.	2,260	[a]	690,023
Baxter International, Inc.	6,340		239,272
Becton, Dickinson and Co.	4,998		1,292,133
Boston Scientific Corp.	9,966	[a]	526,205
DexCom, Inc.	5,878	[a]	548,417
GE HealthCare Technologies, Inc.	3,412		232,153
Intuitive Surgical, Inc.	2,836	[a]	828,934
McKesson Corp.	958		416,586
Medtronic PLC	15,524		1,216,461
UnitedHealth Group, Inc.	2,734		1,378,455
			7,582,481
Household & Personal Products - 1.3%
Kenvue, Inc.	40,463		812,497
The Estee Lauder Companies, Inc., Cl. A	2,464		356,171
			1,168,668
Insurance - 5.5%
American International Group, Inc.	10,318		625,271
Aon PLC, Cl. A	1,053		341,404
Assurant, Inc.	8,895		1,277,144
Everest Group Ltd.	1,636		608,052

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Insurance - 5.5% (continued)
RenaissanceRe Holdings Ltd.	3,747		741,606
The Allstate Corp.	3,640		405,532
The Progressive Corp.	4,940		688,142
Willis Towers Watson PLC	1,460		305,082
			4,992,233
Materials - 3.1%
Alcoa Corp.	16,831		489,109
CF Industries Holdings, Inc.	10,167		871,719
CRH PLC	9,291		508,496
Freeport-McMoRan, Inc.	23,880		890,485
			2,759,809
Media & Entertainment - 7.5%
Alphabet, Inc., Cl. A	12,774	[a]	1,671,605
Alphabet, Inc., Cl. C	21,368	[a]	2,817,371
Comcast Corp., Cl. A	10,308		457,057
Netflix, Inc.	994	[a]	375,334
Omnicom Group, Inc.	7,287		542,736
The Interpublic Group of Companies, Inc.	17,150		491,519
The Walt Disney Company	5,231	[a]	423,973
			6,779,595
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
AbbVie, Inc.	7,634		1,137,924
Alnylam Pharmaceuticals, Inc.	1,793	[a]	317,540
BioMarin Pharmaceutical, Inc.	3,687	[a]	326,226
Bio-Techne Corp.	7,202		490,240
Danaher Corp.	473	[a]	104,414
Danaher Corp.	5,982		1,484,134
Eli Lilly & Co.	2,553		1,371,293
Gilead Sciences, Inc.	4,493		336,705
Illumina, Inc.	4,682	[a]	642,745
Repligen Corp.	2,442	[a]	388,302
Sanofi, ADR	16,394		879,374
Sarepta Therapeutics, Inc.	5,793	[a]	702,227
Zoetis, Inc.	2,039		354,745
			8,535,869
Real Estate Management & Development - 1.0%
CoStar Group, Inc.	11,667	[a]	897,076
Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	10,167		1,407,621
Intel Corp.	16,879		600,048
Micron Technology, Inc.	3,052		207,628
NVIDIA Corp.	8,104		3,525,159
			5,740,456

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Software & Services - 11.7%
Ansys, Inc.		2,464	[a]	733,163
Bill Holdings, Inc.		3,341	[a]	362,732
Dolby Laboratories, Inc., Cl. A		4,769		377,991
Dynatrace, Inc.		8,195	[a]	382,952
HubSpot, Inc.		1,690	[a]	832,325
International Business Machines Corp.		2,750		385,825
Microsoft Corp.		13,748		4,340,931
MongoDB, Inc.		692	[a]	239,335
Roper Technologies, Inc.		1,642		795,188
Shopify, Inc., Cl. A		18,056	[a]	985,316
Snowflake, Inc., Cl. A		2,940	[a]	449,144
Twilio, Inc., Cl. A		11,446	[a]	669,934
				10,554,836
Technology Hardware & Equipment - 6.5%
Apple, Inc.		27,611		4,727,279
Cisco Systems, Inc.		21,527		1,157,292
				5,884,571
Transportation - 1.4%
FedEx Corp.		2,510		664,949
Uber Technologies, Inc.		13,694	[a]	629,787
				1,294,736
Utilities - 1.2%
Constellation Energy Corp.		7,521		820,391
Exelon Corp.		7,542		285,012
				1,105,403
Total Common Stocks (cost $67,664,271)				88,890,108
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,827,481)	5.40	1,827,481	[c]	1,827,481

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $187,177)	5.40	187,177	[c]	187,177
Total Investments (cost $69,678,929)		100.8%		90,904,766
Liabilities, Less Cash and Receivables		(.8%)		(684,940)
Net Assets		100.0%		90,219,826

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $183,758 and the value of the collateral was $187,177. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	88,890,108	-	-	88,890,108
Investment Companies	2,014,658	-	-	2,014,658

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2023, accumulated net unrealized appreciation on investments was $21,225,837, consisting of $25,226,131 gross unrealized appreciation and $4,000,294 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.